ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
0 - 30 days past due	$ 25,564,050	$ 10,813,981	$ 20,061,598
31 - 90 days past due	40,853,659	27,784,784	1,828,058
91 - 120 days past due	15,251,513	6,866,842	2,457,259
over 120 days and less than 1 year past due	704,648	7,482,743	3,185,000
over 1 year past due	0	0	5,936,718
Accounts Receivable Recorded Investment Past Due		52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable		0	(5,936,718)
Accounts Receivable, Net, Current	$ 82,373,870	$ 52,948,350	$ 27,531,915